Consolidated Statements of Changes to Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total	Ordinary Shares [Member]
Beginning balance, value at Sep. 30, 2018		$ 67,357	$ 36,483,440	$ (47,277,960)	$ 345,605	$ (10,381,558)
Beginning balance, shares at Sep. 30, 2018							67,357,222
Reverse share split		(53,886)	53,886
Reverse share split, shares							(53,885,693)
Debt Exchange		720	1,079,280	6,243,439		7,323,439
Debt Exchange, shares							720,000
New share placement		2,000	2,498,000			2,500,000
New share placement, shares							2,000,000
Foreign currency translation adjustment					406,351	406,351
Net income (loss)						300,455
Ending balance, value at Sep. 30, 2019		16,191	40,114,606	(40,734,066)	751,956	148,687
Ending balance, shares at Sep. 30, 2019							16,191,529
Foreign currency translation adjustment					179,370	179,370
Net income (loss)				72,716		72,716
Ending balance, value at Sep. 30, 2020		16,191	40,114,606	(40,661,350)	931,326	400,773
Ending balance, shares at Sep. 30, 2020							16,191,529
Foreign currency translation adjustment					77,667	77,667
Net income (loss)				(387,160)		(387,160)
Ending balance, value at Dec. 31, 2020		16,191	40,114,606	(41,048,510)	1,008,993	91,280
Ending balance, shares at Dec. 31, 2020							16,191,529
Foreign currency translation adjustment					15,586	15,586
Net income (loss)				(2,739,850)		(2,739,850)
Issuance of new ordinary shares for proceeds		3,150	3,934,350			3,937,500
Issuance of new ordinary shares, shares							3,150,000
Issuance of new ordinary shares for services		213	262,287			262,500
Issuance of new ordinary shares for services, shares							213,148
Issuance of new preferred shares	$ 5,050		4,994,950			5,000,000
Beginning balance, shares	5,000,000
Ending balance, value at Dec. 31, 2021	$ 5,050	$ 19,554	$ 49,306,193	$ (43,788,360)	$ 1,024,579	$ 6,567,016
Ending balance, shares at Dec. 31, 2021	5,000,000						19,554,677